Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
1 1 .	INTANGIBLE ASSETS, NET
Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Software	40,570	46,961
Trademarks	621,000	621,856
Platform	24,000	24,000
Customer relationship	18,000	18,000
Non-compete commitment	40,000	40,000
Less: Accumulated amortization	(186,554)	(248,396)

Intangible assets, net	557,016	502,421

Amortization expenses related to intangible assets were RMB47,047, RMB49,957 and RMB61,842 for the years ended December 31, 2020, 2021 and 2022, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future amortization expenses
RMB
2023	57,704
2024	56,809
2025	54,927
2026	53,410
2027	52,596
Thereafter	226,975

Total	502,421